Prospectus
Franklin Templeton
Variable Insurance Products Trust

Mutual Shares Securities Fund - Class 2
Real Estate Securities Fund - Class 2
Small Cap Fund - Class 2
Templeton Developing Markets Equity Fund - Class 1
Templeton Global Growth Fund  - Class 2

May 1, 1999
as supplemented July 1, 1999











[Insert Franklin Templeton Ben Head]

As with all fund prospectuses, the SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.





Contents

[Begin callout]
Information about each fund you should know before investing
[End callout]

          1 Overview

          Individual Fund Descriptions

          Growth and Income

          2 Mutual Shares Securities Fund - Class 2

          6 Real Estate Securities Fund - Class 2

CAPITAL GROWTH

          9 Small Cap Fund - Class 2

          11 Templeton Developing Markets Equity Fund - Class 1

          15 Templeton Global Growth Fund - Class 2

          Additional Information, All Funds

          18 Important Recent Developments

          18 Distributions and Taxes

          Fund Account Information

[Begin callout]
Information about fund account transactions and services
[End callout]

          19 Buying Shares

          19 Selling Shares

          19 Exchanging Shares

          19 Fund Account Policies

          20 Questions

          For More Information

[Begin callout]
Where to learn more about each fund
[End callout]

          Back Cover

Franklin Templeton
Variable Insurance Products Trust

[insert graphic of pyramid] Overview

Franklin Templeton Variable Insurance Products Trust (the Trust), formerly Franklin Valuemark Funds, currently consists of twenty-five separate funds, offering a wide variety of investment choices. Each fund has two classes of shares, class 1 and class 2. The funds are only available as investment options in variable annuity or variable life insurance contracts. The accompanying contract prospectus indicates which funds and classes are available to you.

INVESTMENT CONSIDERATIONS

o Each fund has its own investment strategy and risk profile. Generally, the higher the expected rate of return, the greater the risk of loss.

o No single fund can be a complete investment program; consider diversifying your fund choices.

o You should evaluate each fund in relation to your personal financial situation, investment goals, and comfort with risk. Your investment representative can help you determine which funds are right for you.

o All securities markets, interest rates, and currency valuations move up and down, sometimes dramatically, and mixed with the good years can be some bad years. Since no one can predict exactly how financial markets will perform, you may want to exercise patience and focus not on short-term market movements, but on your long-term investments goals.

Risks

o     There can be no assurance that any fund will achieve its investment goal.

o Because you could lose money by investing in a fund, take the time to read each fund description and consider all risks before investing.

o Fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government. Fund shares involve investment risks, including the possible loss of principal.

More detailed information about each fund, its investment policies, and its particular risks can be found in the Trust's Statement of Additional Information (SAI).

Management

The funds' investment managers and their affiliates manage over $216 billion in assets. Franklin Templeton is one of the largest mutual fund organizations in the United States, and offers money management expertise spanning a variety of investment objectives. In 1992, Franklin, recognized as a leader in managing domestic mutual funds, joined forces with Templeton, a pioneer in international investing. The Mutual Advisers team, known for its value-driven approach to domestic equity investing, became part of the organization four years later.

o Franklin Advisers, Inc., 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California, 94403-7777.

o Templeton Asset Management Ltd., 7 Temesek Blvd. #38-03, Suntec Tower One, Singapore 038987

o Franklin Mutual Advisers, LLC, 51 John F. Kennedy Parkway, Short Hills, New Jersey, 07078.

o     Templeton Global Advisors Limited, Lyford Cay Nassau, N.P., Bahamas.

Mutual Shares Securities Fund

[Insert graphic of bullseye and arrows]  Goals and Strategies

Goals The fund's principal goal is capital appreciation. Its secondary goal is income.

Principal investments Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities of companies that the manager believes are available at market prices less than their actual value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, the fund will primarily invest in:

[Begin callout]
The fund invests primarily in common stocks of companies the manager believes are significantly undervalued.
[End callout]

o     Undervalued Stocks Stocks trading at a discount to asset value.

o Reorganizing Companies Securities of companies in the midst of change such as mergers, consolidations, liquidations, reorganizations, financial restructurings, or companies with takeover, tender or exchange offers or likely to receive such offers (Reorganizing Companies). The fund may participate in such transactions.

o Distressed Companies Securities of companies that are distressed or even in bankruptcy.

The fund invests primarily in companies with market capitalization values (share price times the number of common stock shares outstanding) greater than $1.5 billion, but may invest a small portion in small-cap companies, which have more risk. Equities represent ownership interests in individual companies and give shareholders a claim in the company's earnings and assets. They include common and preferred stocks, and securities convertible into common stock.

While the fund generally purchases securities for investment purposes, the manager may use the fund's ownership in a company to seek to influence or control management, or invest in other companies that do so, when the manager believes the fund may benefit.

The fund may invest in debt securities rated in any rating category established by an independent rating agency, including high yield, lower rated or defaulted debt securities ("junk bonds"), or if unrated, determined by the manager to be comparable. A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Common debt securities are bonds, including bonds convertible into common stock or unsecured bonds; notes; and short-term investments, including cash or cash equivalents.

The fund typically invests in unrated and lower rated debt securities of Reorganizing Companies or Distressed Companies. Such debt securities are primarily secured or unsecured indebtedness or participations in the indebtedness, including loan participations and trade claims. Indebtedness represents a specific commercial loan or portion of a loan which has been given to a company by a financial institution such as a bank or insurance company. By purchasing direct indebtedness of companies, a fund steps into the shoes of a financial institution. Participation interests in indebtedness represent fractional interests in a company's indebtedness.

The fund currently intends to invest up to approximately 20% of its total assets in foreign equity and debt securities, including American, European and Global Depositary Receipts. Depositary receipts are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company. The fund generally seeks to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available, and in the manager's opinion, it is economical to do so (Hedging Instruments).

Portfolio selection The manager is a research driven, fundamental investor, pursuing a disciplined value strategy. In choosing equity investments, the manager focuses on the market price of a company's securities relative to its evaluation of the company's asset value, including an analysis of book value, cash flow potential, long-term earnings, and multiples of earnings of comparable securities. Similarly, debt securities are generally selected based on the manager's own analysis of the security's intrinsic value rather than the coupon rate or rating. Thus, each security is examined separately and there are no set criteria as to asset size, earnings or industry type.

Temporary investments When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in U.S. or non-U.S. currency short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goals.

[Insert graphic of chart with line going up and down] Main Risks

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

Stocks While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or securities markets. Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. If other investors fail to recognize the company's value and do not become buyers, or if they become sellers, or in markets favoring faster-growing companies, value stocks may not increase in value as anticipated by the manager or may decline further.

Reorganizing OR distressed companies The fund's bargain-driven focus may result in the fund choosing securities that are not widely followed by other investors, including companies reporting poor earnings, companies whose share prices have declined sharply, turnarounds, cyclical companies, or companies emerging from bankruptcy, which may have higher risk. There can be no assurance that any merger or other restructuring, or tender or exchange offer proposed at the time the fund invests in a Reorganizing Company will be completed on the terms contemplated and therefore, benefit the fund.

[Begin callout]
Because the stocks the fund holds fluctuate in price with market conditions, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

Foreign securities Securities of companies and governments located outside the U.S., including Depositary Receipts, involve risks that can increase the potential for losses in the fund.

Currency Where the fund's investments are denominated in foreign currencies, changes in foreign currency exchange rates, including devaluation of currency by a country's government, will increase or decrease the fund's returns from its foreign portfolio holdings. Currency markets generally are not as regulated as securities markets.

Country General securities market movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country. The political, economic, and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of currency devaluations by a country's government or banking authority, the imposition of exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks. Non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies, or may become illiquid. Non-U.S. stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S.

Credit This is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength may affect the security's value and, thus, impact the value of fund shares.

Indebtedness and participations The purchase of debt securities of Reorganizing or Distressed Companies always involves a risk as to the creditworthiness of the issuer and the possibility that the investment may be lost. There are no established markets for indebtedness, making them less liquid than other securities, and purchasers of participations, such as the fund, must rely on the financial institution issuing the participation to assert any rights against the borrower with respect to the underlying indebtedness. In addition, the fund takes on the risk as to the creditworthiness of the bank or other financial intermediary issuer, as well as of the issuer of the underlying indebtedness.

Lower-rated securities Junk bonds generally have more risk than higher-rated securities, and can be considered speculative. Companies issuing high yield debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates. If an issuer stops paying interest and/or principal, payments may never resume. The fund may lose its entire investment on bonds that may be, or are, in default.

The prices of high yield debt securities fluctuate more than higher quality securities. Prices are especially sensitive to developments affecting the company's business and to rating changes, and typically rise and fall in response to factors that affect the company's stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, market activity, large sustained sales, a high-profile default, or other factors. High yield securities generally are less liquid than higher-quality bonds, and infrequent trades can make accurate pricing more difficult. At times, it may be difficult to sell these securities promptly at an acceptable price.

Hedging instruments Hedging Instruments used by this fund are considered derivative investments. Their successful use will depend on the manager's ability to predict market movements, and losses from their use can be greater than if they had not been used. Risks include potential loss to the fund due to the imposition of controls by a government on the exchange of foreign currencies, delivery failure, default by the other party, or inability to close out a position because the trading market becomes illiquid.

Illiquid securities The fund may invest up to 15% of its net assets in illiquid securities, which are securities with a limited trading market. There is a possible risk that the securities cannot be readily sold or can only be resold at a price significantly lower than their value.

See "Important Recent Developments" in this prospectus for Year 2000 and euro discussion, and any potential impact on the fund's portfolio and operations. More detailed information about the fund, its policies, and risks can be found in the SAI.

[Insert graphic of bull and bear] Past Performance

Because class 2 shares were not offered until January 6th, 1999, the fund's class 1 performance is shown.

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns for each full calendar year over the past ten years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities index. Of course, past performance cannot predict or guarantee future results

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

Mutual Shares Securities Fund - Class 1
Calendar Year Total Returns(1)

[Insert bar graph]

17.73%       0.09%
 97           98
Year

[Begin callout]

Best
Quarter:

Q4 '98
12.94%

Worst
Quarter:

Q3 '98
-17.65%
[End callout]

Average Annual Total Returns
For the periods ended December 31, 1998

                                                            Since Inception
                                             Past 1 Year     (11/08/96)
Mutual Shares SecuritiesFund - Class 1(1)        0.09%          9.70%
S&P 500(R) Index(2)                             28.58%         30.66%

1. All fund performance assumes reinvestment of dividends and capital gains. Because class 2 shares were not offered until January 6th, 1999, performance shown represents class 1 shares, which are not offered in this prospectus. Although invested in the same portfolio of securities as class 1, class 2 performance will differ because of class 2's higher annual fees and expenses resulting from its rule 12b-1 plan. Current annual 12b-1 expenses are 0.25%.

2. Source: Standard and Poor's(R) Micropal. The S&P 500(R) Index is an unmanaged group of widely held common stocks covering a variety of industries. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.

[Insert graphic of briefcase] Management

Franklin Mutual Advisers, LLC (Franklin Mutual) is the fund's investment manager.

Management Team The team members primarily responsible for the fund's management are:

Lawrence N. Sondike Senior Vice President Franklin Mutual     Mr. Sondike has
been a manager of the fund since its inception in 1996. Before joining the Franklin Templeton Group in 1996, he was a research analyst for Heine Securities Corporation, the predecessor of Franklin Mutual (Heine).
David E. Marcus Senior Vice President Franklin Mutual    Mr. Marcus has been a
manager of the fund since its inception in 1996. Before joining the Franklin Templeton Group in 1996, he was a research analyst for Heine.

Michael F. Price is Chairman of the Board of Directors which oversees the management of Franklin Mutual. The managers listed above are part of a larger team of investment professionals with management responsibility for all of the funds managed by Franklin Mutual, including this fund. Peter A. Langerman is Chief Executive Officer and Robert L. Friedman is Chief Investment Officer of Franklin Mutual. Mr. Friedman has overall supervisory responsibility for the day to day management of the funds managed by Franklin Mutual.

The team also includes:

Peter A. Langerman
President and Chief Executive Officer Franklin Mutual
Mr. Langerman has been involved with the management of the fund since its inception in 1996. Before joining the Franklin Templeton Group in 1996, he was a research analyst for Heine.

Robert L. Friedman
Chief Investment Officer Senior Vice President Franklin Mutual
Mr. Friedman has been involved with the management of the fund since its inception in 1996. Before joining the Franklin Templeton Group in 1996, he was a research analyst for Heine.

Jeffrey A. Altman
Senior Vice President Franklin Mutual
Mr. Altman has been a manager of the fund since its inception in 1996. Before joining the Franklin Templeton Group in 1996, he was a research analyst for Heine.

Raymond Garea
Senior Vice President Franklin Mutual
Mr. Garea has been a manager of the fund since its inception in 1996. Before joining the Franklin Templeton Group in 1996, he was a research analyst for Heine.

David J. Winters
Senior Vice President Franklin Mutual
Mr. Winters has been a manager of the fund since 1998. Before joining the Franklin Templeton Group in 1996, he was a research analyst for Heine.

In addition, the following Franklin Mutual employees serve as Assistant Portfolio Managers:

Jim Agah
Assistant Portfolio Manager Franklin Mutual
Mr. Agah has been a manager of the fund since 1998. Before joining the Franklin Templeton Group in 1997, he was vice president of equity sales at Keefe, Bryette & Woods.

Jeff Diamond
Assistant Portfolio Manager Franklin Mutual
Mr. Diamond has been a manager of the fund since 1998. Before joining the Franklin Templeton Group in 1998, he was a vice president and co-manager of Prudential Conservative Stock Fund.

The fund pays the manager a fee for managing its assets and making its investment decisions. For the fiscal year ended December 31, 1998, the fund paid 0.60% of its average daily net assets to the manager.

Real Estate Securities Fund

[Insert graphic of bullseye and arrows] Goals and Strategies

Goals The fund's principal goal is capital appreciation. Its secondary goal is to earn current income.

Principal investments Under normal market conditions, the fund will invest at least 65% of its total assets in securities of companies operating in the real estate industry, primarily equity real estate investment trusts (REITs). Real estate companies include:

[Begin callout]
The fund concentrates in securities of companies in the real estate industry, primarily equity REITs.
[End callout]

o     companies qualifying under federal tax law as REITs,

o real estate operating companies, real estate services companies, homebuilders and developers that derive at least half of their assets or revenues from the ownership, construction, management or other services, or sale of residential, commercial or industrial real estate.

REITs are real estate investment trust companies, usually publicly traded, that manage a portfolio of income-producing real estate properties such as apartments, hotels, office buildings, or shopping centers. Equity REITs take ownership positions in real estate and shareholders receive income from the rents received, and receive capital gains on the properties sold at a profit. Other types, for example mortgage REITs, specialize in lending money to developers and pass interest income on to shareholders. Still others are hybrid REITs, having a mix of equity and debt investments. The fund generally invests in medium-cap (less than $5 billion) to small-cap (less than $1.5 billion) REITs, because that is reflective of the industry itself. Market capitalization is defined as share price times the number of common stock shares outstanding.

In addition to its principal investments, the fund may invest in equity or debt securities of issuers engaged in businesses whose products and services are closely related to the real estate industry, and issuers whose principal business is unrelated to the real estate industry but who have very significant real estate holdings believed to be undervalued relative to the company's securities. Equities represent ownership interests in individual companies and give shareholders a claim in the company's earnings and assets. A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Common debt securities are bonds, including bonds convertible into common stock or unsecured bonds; notes; and short-term investments, including cash or cash equivalents.

The manager seeks to manage the risks of industry concentration by diversifying into different types of real estate investments although such risks cannot be eliminated. Historically, there has been a low correlation between the real estate market and the broader equity market. While there is no certainty those trends will continue in the future, investments in real estate securities may be a useful way to diversify one's overall portfolio.

Portfolio selection The manager is a research driven, fundamental investor, pursuing a disciplined value-oriented strategy for this fund. As a "bottom-up" investor focusing primarily on individual securities, the fund's manager will focus on the market price of a company's security relative to its evaluation of the company's long-term earnings, asset value, and cash flow potential. Using both qualitative and quantitative analysis and on-site visits, the manager evaluates security characteristics, the strength and quality of management, and underlying properties. In addition, the manager may consider other factors, such as the supply and demand outlook for various property types and regional markets.

Temporary investments When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goals.

[Insert graphic of chart with line going up and down] Main Risks

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

Real estate securities By concentrating in a single industry sector, the fund carries much greater risk of adverse developments in that sector than a fund that invests in a wide variety of industries. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions and tax considerations, the strength of specific industries renting properties, and other factors affecting the supply and demand for properties. When economic growth is slowing, demand for property decreases and prices may decline. Rising interest rates, which drive up mortgage and financing costs, can restrain construction and buying and selling activity and make other investments more attractive. Property values could decrease because of overbuilding, increases in property taxes and operating expenses, changes in zoning laws, environmental regulations or hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values.

REITs Equity REITs can be affected by any changes in the value of the properties owned, while mortgage REITs can be affected by the quality of any credit extended. A REIT's performance depends on the types and locations of the properties it owns and on how well it manages those properties or loan financings. A decline in rental income could occur because of extended vacancies, increased competition from other properties, tenants' failure to pay rent or poor management.

[Begin callout]
Because the securities the fund holds fluctuate in price with real estate market conditions, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods. [End callout]

A REIT's performance also depends on the company's ability to finance property purchases and renovations and manage its cash flows. Because REITs are typically invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT or changes in the treatment of REITs under the federal tax law, could adversely affect the value of a particular REIT or the market for REITs as a whole.

Stocks While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or securities markets. Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. If other investors fail to recognize the company's value and do not become buyers, or if they become sellers, or in markets favoring faster-growing companies, value stocks may not increase in value as anticipated by the manager or may decline further.

Smaller companies Smaller or relatively new companies can be particularly sensitive to changing economic conditions, their growth prospects are less certain, their securities are less liquid, and they can be considered speculative. These companies may suffer significant losses. Small cap REITs can be subject to greater risks than mid- or large-cap issuers due to greater regional concentration and less diversification in terms of the regions, clients and types of properties available for investment.

See "Important Recent Developments" in this prospectus for Year 2000 and euro discussion, and any potential impact on the fund's portfolio and operations. More detailed information about the fund, its policies, and risks can be found in the SAI.

[Insert graphic of a bull and a bear] Past Performance

Because class 2 shares were not offered until January 6th, 1999, the fund's class 1 performance is shown.

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns for each full calendar year over the past ten years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

Real Estate Securities Fund - Class 1
Calendar Year Total Returns(1)

[Insert bar graph]

-11.98%  33.47%    12.12%    19.01%    2.89% 17.53%    32.82%    20.70% -16.82%
  90       91       92         93       94     95        96        97      98
                               Year

[Begin callout]
Best
Quarter:

Q1 '91
20.13%

Worst
Quarter:

Q3 '90
-14.14%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1998

                                                             Since Inception
                                          1 Year     5 Years   (01/24/89 )

Real Estate Securities Fund - Class 1(1)   -16.82%    10.03%    10.30%

S&P 500(R)Index(2)                          28.58%    24.06%    18.70%

Wilshire Real Estate
 Securities Index(2)                       -17.43%     9.36%     4.57%

1. All fund performance assumes reinvestment of dividends and capital gains. Because class 2 shares were not offered until January 6th, 1999, performance shown represents class 1 shares, which are not offered in this prospectus. Although invested in the same portfolio of securities as class 1, class 2 performance will differ because of class 2's higher annual fees and expenses resulting from its rule 12b-1 plan. Current annual 12b-1 expenses are 0.25%.

2. Source: Standard & Poor's(R) Micropal. The S&P 500(R) Index is an unmanaged group of widely held common stocks covering a variety of industries. The Wilshire Real Estate Securities Index is a market-cap weighted index of publicly traded real estate securities. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.

[Insert graphic of briefcase] Management

Franklin Advisers, Inc. (Advisers) is the fund's investment manager.

Management Team  The team responsible for the fund's management is:

Matthew F. Avery
Senior Vice President, Advisers
Mr. Avery has been a manager of the fund since its inception in 1989, and has been with the Franklin Templeton Group since 1987.

Douglas Barton, CFA
Vice President, Advisers
Mr. Barton has been a manager of the fund since 1998, and has been with the Franklin Templeton Group since 1988.

The fund pays the manager a fee for managing its assets, making its investment decisions, and providing certain administrative facilities and services for the fund. For the fiscal year ended December 31, 1998, the fund paid 0.52% of its average daily net assets to the manager.

Small Cap Fund

[Insert graphic of bullseye and arrows] Goal and Strategies

Goal  The fund's investment goal is long-term capital growth.

Principal investments Under normal market conditions, the fund will invest at least 65% of its total assets in the equity securities of U.S. small capitalization (small cap) growth companies. Small cap companies are generally those with market cap values (share price times the number of common stock shares outstanding) of less than $1.5 billion, at the time of purchase. Equities represent ownership interests in individual companies and give shareholders a claim in the company's earnings and assets. They include common and preferred stocks, and securities convertible into common stock.

[Begin callout]
The fund invests primarily in common stocks of small cap U.S. companies. [End callout]

Portfolio selection The manager is a research driven, fundamental investor, pursuing a disciplined "growth at a reasonable price" strategy. As a "bottom-up" investor focusing primarily on individual securities, the manager chooses small cap companies that it believes are positioned for rapid growth in revenues, earnings or assets, and are selling at reasonable prices. The manager relies on a team of analysts to provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate companies for distinct and sustainable competitive advantages. Such advantages as a particular marketing or product niche, proven technology, and industry leadership are all factors the manager believes point to strong long-term growth potential. The manager diversifies the fund's assets across many industries, and from time to time may invest substantially in certain sectors, including technology and biotechnology.

Temporary investments When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.

[Insert graphic of chart with line going up and down] Main Risks

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

Stocks While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or securities markets. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections.

[Begin callout]
Because the stocks the fund holds fluctuate in price with market conditions, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

Smaller companies While smaller companies may offer greater opportunities for capital growth than larger, more established companies, they also have more risk. Historically, smaller company securities have been more volatile in price and have fluctuated independently from larger company securities, especially over the shorter-term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions, and their growth prospects are less certain.

For example, smaller companies may lack depth of management or may have limited financial resources for growth or development. They may have limited product lines or market share. Smaller companies may be in new industries, or their new products or services may not find an established market or may become quickly obsolete. Smaller companies may also suffer significant losses, their securities can be less liquid, and investments in these companies may be speculative. Technology and biotechnology industry stocks, in particular, can be subject to erratic or abrupt price movements.

See "Important Recent Developments" in this prospectus for Year 2000 discussion, and any potential impact on the fund's portfolio and operations. More detailed information about the fund, its policies, and risks can be found in the SAI.

[Insert graphic of a bull and a bear] Past Performance

Because class 2 shares were not offered until January 6th, 1999, the fund's class 1 performance is shown.

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns for each full calendar year over the past ten years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

Small Cap Fund - Class 1
Calendar Year Total Returns(1)

[Insert bar graph]
  28.95%     17.42% -0.98%
   96          97     98
           Year

[Begin callout]
Best
Quarter:

Q4 '98 24.39%

Worst
Quarter:
Q3 '98 -24.40%
[End callout]

Average Annual Total Returns
For the periods ended December 31, 1998

                                             Since Inception
                                 Past 1 Year    (11/01/95)

Small Cap Fund - Class 1(1)       -0.98%          14.51%
S&P 500(R) Index(2)               28.58%          29.09%
Russell 2500(R) Index(2)           0.38%          15.45%

1. All fund performance assumes reinvestment of dividends and capital gains. Because class 2 shares were not offered until January 6th, 1999, performance shown represents class 1 shares, which are not offered in this prospectus. Although invested in the same portfolio of securities as class 1, class 2 performance will differ because of class 2's higher annual fees and expenses resulting from its rule 12b-1 plan. Current annual 12b-1 expenses are 0.25%.

2. Source: Standard & Poor's(R) Micropal. The S&P 500(R) Index is an unmanaged group of widely held common stocks, whereas the Russell 2500(R) Index is an index of 2,500 companies with small market capitalizations, both covering a variety of industries. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.

[Insert graphic of briefcase] Management

Franklin Advisers, Inc. (Advisers) is the fund's investment manager.

Management Team  The team responsible for the fund's management is:

Edward B. Jamieson Executive Vice President, Advisers    Mr. Jamieson has been
a manager of the fund since its inception in 1995, and has been with the Franklin Templeton Group since 1987.

Aidan O'Connell Portfolio Manager, Advisers    Mr. O'Connell has been a
manager of the fund since September 1998. Before joining Franklin Templeton in May 1998, Mr. O'Connell was a research analyst and a corporate financial analyst at Hambrecht & Quist.

The fund pays the manager a fee for managing its assets, making its investment decisions, and providing certain administrative facilities and services for the fund. For the fiscal year ended December 31, 1998, the fund paid 0.75% of its average daily net assets to the manager.

Templeton Developing Markets Equity Fund

[Insert graphic of bullseye and arrows] Goal and Strategies

Goal  The fund's investment goal is long-term capital appreciation.

Principal investments Under normal market conditions, the fund will invest at least 65% of its total assets in emerging markets equity securities. Emerging market equity securities generally include equity securities that trade in emerging markets or are issued by companies that have their principal activities in emerging market countries.

[Begin callout]
The fund invests primarily in the common stocks of companies located in emerging market countries.
[End callout]

Emerging market countries generally include those considered to be emerging by the World Bank, the International Finance Corporation, the United Nations, or the countries' authorities. These countries are typically located in the Asia-Pacific region, Eastern Europe, Central and South America, and Africa. Emerging market equity securities and emerging market countries are more fully described in the SAI.

Equities represent ownership interests in individual companies and give shareholders a claim in the company's earnings and assets. They include common and preferred stock, and securities convertible into common stock. The fund also invests in American, European and Global Depositary Receipts, which are certificates issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

In addition to its principal investments, the fund may invest significantly in securities of issuers in developed market countries, and particularly those developed market countries that are linked by tradition, economic markets, geography or political events to emerging market countries.

Depending upon current market conditions, or for capital appreciation, the fund may also invest a substantial portion of its assets in rated or unrated debt securities of companies and governments located anywhere in the world. A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Common debt securities are bonds, including bonds convertible into common stock or unsecured bonds; notes; and short-term investments, including cash or cash equivalents. The fund may also invest up to 10% of its total assets in securities of closed-end investment companies to facilitate foreign investment.

Portfolio selection The Templeton investment philosophy is "bottom-up," value-oriented, and long-term. In choosing investments, the fund's manager will focus on the market price of a company's securities relative to its evaluation of the company's long-term earnings, asset value and cash flow potential. A company's historical value measures, including price/earnings ratio, profit margins and liquidation value, will also be considered. As a "bottom-up" investor focusing primarily on individual companies and securities, the fund may from time to time have significant investments in particular countries. The manager intends to manage the fund's exposure to various geographic regions and their currencies based on its assessment of changing market and political conditions.

Temporary investments When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in U.S. or non-U.S. currency investments. Such investments may be medium-term (less than 5 years for this fund) or short-term, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.

[Insert graphic of chart with line going up and down] Main Risks

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

Stocks While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or securities markets. Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. If other investors fail to recognize the company's value and do not become buyers, or if they become sellers, or in markets favoring faster-growing companies, value stocks may not increase in value as anticipated by the manager or may decline further.

[Begin callout]
Because the stocks the fund holds fluctuate in price with emerging market conditions and currencies, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

Foreign securities Securities of companies and governments located outside the U.S., including Depositary Receipts, involve risks that can increase the potential for losses in the fund. Emerging markets in particular can experience significant price volatility in any given year, and even daily. The fund should be thought of as a long-term investment for the aggressive portion of a well diversified portfolio.

Currency Many of the fund's investments are denominated in foreign currencies. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Currency markets generally are not as regulated as securities markets.

Country General securities market movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country.

The political, economic and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of currency devaluations by a country's government or banking authority, the imposition of exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes, and certain custody and settlement risks. In addition, political or economic conditions can cause previously established securities markets to become limited trading markets, potentially causing liquid securities to become illiquid, particularly in emerging market countries.

Emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, business, and social frameworks to support securities markets, and a greater likelihood of currency devaluations. Non-U.S. securities markets, particularly emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. While short-term volatility in these markets can be disconcerting, declines in excess of 50% are not unusual.

Company Non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Non-U.S. stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to non-U.S. investments in non-U.S. courts than with respect to U.S. companies in U.S. courts.

Interest rate Rate changes can be sudden and unpredictable. When interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities can gain value. In general, securities with longer maturities are more sensitive to these price changes.

Credit This is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength may affect the debt security's value and, thus, impact the value of fund shares.

See "Important Recent Developments" in this prospectus for Year 2000 and euro discussion, and any potential impact on the fund's portfolio and operations. More detailed information about the fund, its policies, and risks can be found in the SAI.

[Insert graphic of a bull and a bear] Past Performance

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns for each full calendar year over the past ten years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

Templeton Developing Markets Equity Fund - Class 1
Calendar Year Total Returns(1)

[Insert bar graph]

2.77%     1.59%  -8.72%  -21.61%
 95        96      97     98
          Year

[Begin callout]
Best
Quarter:

Q4 '98
20.59%

Worst
Quarter:

Q4 '97
-23.44%
[End callout]

Average Annual Total Returns
For the periods ended December 31, 1998

                                                    Since Inception
                                       1 year          (03/15/94)

Templeton Developing Markets
Equity Fund - Class 1(1)              -21.61%           -3.22%
MSCI Emerging Markets Free Index(2)   -25.34%           -8.80%
IFC Investable Composite Index(2)     -22.01%           -9.24%

1. All fund performance assumes reinvestment of dividends and capital gains.

2. Source: Standard & Poor's(R) Micropal. The unmanaged MSCI Emerging Markets Free Index measures the performance of securities located in 25 emerging market countries such as Brazil, China, Korea and Poland. The International Finance Corporation's Investable Composite Index is an emerging markets index that includes 650 stocks from 18 countries including Mexico, South Korea, Brazil, Jordan and Turkey. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.

[Insert graphic of briefcase] Management

Templeton Asset Management Ltd. (TAML) is the fund's investment manager.

Management Team  The team responsible for the fund's management is:

Dr. J. Mark Mobius.
Managing Director, TAML
Dr. Mobius has been a manager of the fund since its inception in 1994, and has been with the Franklin Templeton Group since 1987.

Tom Wu
Director, TAML
Mr. Wu has been a manager of the fund since its inception in 1994, and has been with the Franklin Templeton Group since 1987.

H. Allan Lam
Portfolio Manager, TAML
Mr. Lam has been a manager of the fund since its inception in 1994, and has been with the Franklin Templeton Group since 1987.

Eddie Chow
portfolio manager, TAML
Mr. Chow has been a manager of the fund since 1996, and has been with the Franklin Templeton Group since 1994.

Dennis Lim
director, TAML
Mr. Lim has been a manager of the fund since 1996, and has been with the Franklin Templeton Group since 1990.

Tek-Khoan Ong
Portfolio Manager, TAML
Mr. Ong has been a manager if the fund since 1996, and has been with the Franklin Templeton Group since 1993.

The fund pays the manager a fee for managing its assets, making its investment decisions and providing certain administrative facilities and services to the fund. For the fiscal year ended December 31, 1998, the fund paid 1.25% of its average daily net assets to the manager.

[Insert graphic of a dollar bill] Financial Highlights

The financial highlights table provides further details to help you understand the financial performance of the Templeton Developing Markets Equity Fund's Class 1 shares since inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report - along with the financial statements - are included in the fund's Annual Report (available upon request).

Year ended December 31

Class 1                                1998     1997      1996   1995    1994(1)

Per share data ($)

Net asset value, beginning of year     10.29    11.59     9.78   9.56    10.00

 Net investment income                   .20      .18      .12    .09      .07

 Net realized and unrealized
 gains (losses)                        (2.35)   (1.10)    1.97    .18     (.51)

Total from investment operations       (2.15)    (.92)    2.09    .27     (.44)

 Dividends from net investment income   (.29)    (.15)    (.10)  (.04)      -

 Distributions from net realized gains  (.94)    (.23)    (.18)  (.01)      -

Total distributions                    (1.23)    (.38)    (.28)  (.05)      -

Net asset value, end of year            6.91    10.29    11.59   9.78     9.56

Total return (%)(2)                   (21.61)   (8.72)   21.59   2.77    (4.40)

Ratios/supplemental data

Net assets, end of year ($)           162,433  279,680  272,098  158,084  98,189

Ratios to average net assets: (%)

 Expenses                               1.41    1.42     1.49    1.41      1.53*

 Net investment income                  2.04    1.57     1.68    2.01      1.85*

Portfolio turnover rate (%)            36.58   20.59    12.42   19.96      1.15

*Annualized.

1. For the period March 15, 1994 (effective date) to December 31, 1994.

2. Total return does not include deductions at the contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable insurance contracts for which the fund serves as an underlying investment. If they had been included, total return would be lower. Total return is not annualized.

Templeton Global Growth Fund

[Insert graphic of bullseye and arrows] Goal and Strategies

Goal  The fund's investment goal is long-term capital growth.

Principal investments Under normal market conditions, the fund will invest at least 65% of its total assets in the equity securities of companies located anywhere in the world, including in the U.S. and emerging markets. While there are no set percentage targets, the fund generally invests in large- to medium-cap companies with market capitalization values (share price times the number of common stock shares outstanding) greater than $1.5 billion, but may invest a small portion in small-cap companies which have more risk. Equities represent ownership interests in individual companies and give shareholders a claim in the company's earnings and assets. They include common and preferred stocks, and securities convertible into common stock. The fund also invests in American, European, and Global Depositary Receipts, which are certificates issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

[Begin callout]
The fund invests primarily in a diversified portfolio of U.S. and non-U.S. common stocks.
[End callout]

Depending upon current market conditions, the fund may invest a significant portion of its assets in debt securities of companies and governments located anywhere in the world. A debt security obligates the issuer to the bondholders, to repay a loan of money at a future date and generally to pay interest. Common debt securities are bonds, including bonds convertible into common stocks or unsecured bonds; notes; and short-term investments, including cash or cash equivalents.

Portfolio selection The Templeton investment philosophy is "bottom-up," value-oriented, and long-term. In choosing investments, the fund's manager will focus on the market price of a company's securities relative to its evaluation of the company's long-term earnings, asset value and cash flow potential. A company's historical value measures, including price/earnings ratio, profit margins and liquidation value, will also be considered. As a "bottom-up" investor focusing primarily on individual securities, the fund may from time to time have significant investments in particular countries. The manager intends to manage the fund's exposure to various geographic regions and their currencies based on its assessment of changing market and political conditions.

Temporary investments When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in U.S. or non-U.S. currency short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.

[Insert graphic of chart with line going up and down] Main Risks

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

Stocks While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or securities markets. Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. If other investors fail to recognize the company's value and do not become buyers, or if they become sellers, or in markets favoring faster-growing companies, value stocks may not increase in value as anticipated by the manager or may decline further.

[Begin callout]
Because the stocks the fund holds fluctuate in price with foreign market conditions and currencies, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

Foreign securities Securities of companies and governments located outside the U.S., including Depositary Receipts, involve risks that can increase the potential for losses in the fund.

Currency Many of the fund's investments are denominated in foreign currencies. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Currency markets generally are not as regulated as securities markets.

Country General securities market movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country.

The political, economic and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of currency devaluations by a country's government or banking authority, the imposition of exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes, and certain custody and settlement risks. In addition, political or economic conditions can cause previously established securities markets to become limited trading markets, potentially causing liquid securities to become illiquid, particularly in emerging market countries.

Emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, business, and social frameworks to support securities markets, and a greater likelihood of currency devaluations. Non-U.S. securities markets, particularly emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. While short-term volatility in these markets can be disconcerting, declines in excess of 50% are not unusual.

Company Non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Non-U.S. stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to non-U.S. investments in non-U.S. courts than with respect to U.S. companies in U.S. courts.

Interest rate Rate changes can be sudden and unpredictable. When interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities can gain value. In general, securities with longer maturities are more sensitive to these price changes.

Credit This is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength may affect the debt security's value and, thus, impact the value of fund shares.

See "Important Recent Developments" in this prospectus for Year 2000 and euro discussion, and any potential impact on the fund's portfolio and operations. More detailed information about the fund, its policies, and risks can be found in the SAI.

[Insert graphic of a bull and a bear] Past Performance

Because class 2 shares were not offered until January 6th, 1999, the fund's class 1 performance is shown.

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns for each full calendar year over the past ten years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

Templeton Global Growth Fund - Class 1
Calendar Year Total Returns(1)

[Insert bar graph]

12.72%   21.28% 13.50% 8.98%
  95      96     97     98

          Year

[Begin callout]
Best
Quarter:

Q4 '98
16.30%

Worst
Quarter:
Q3 '98
-13.78%
[End callout]

Average Annual Total Returns
For the periods ended December 31, 1998

                                                       Since Inception
                                           Past 1 Year     (03/15/94)

Templeton Global Growth Fund - Class 1(1)    8.98%          12.30%
MSCI All Country World Free(R) Index(2)     21.97%          14.79%

1. All fund performance assumes reinvestment of dividends and capital gains. Because class 2 shares were not offered until January 6th, 1999, performance shown represents class 1 shares, which are not offered in this prospectus. Although invested in the same portfolio of securities as class 1, class 2 performance will differ because of class 2's higher annual fees and expenses resulting from its rule 12b-1 plan. Current annual 12b-1 expenses are 0.25%.

2. Source: Standard & Poor's(R) Micropal. The unmanaged MSCI All Country World Free(R) Index measures the performance of securities located in 48 countries, including emerging markets in Latin America, Asia and Eastern Europe. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.

[Insert graphic of briefcase] Management

Templeton Global Advisors Limited (TGAL) is the fund's investment manager.

Management Team  The team responsible for the fund's management is:

Richard Sean Farrington, CFA
Senior Vice President, TGAL
Mr. Farrington has been a manager of the fund since 1995, and has been with the Franklin Templeton Group since 1990.

Jeffrey A. Everett, CFA
Executive Vice President, TGAL
Mr. Everett has been a manager of the fund since its inception in 1994, and has been with the Franklin Templeton Group since 1990.

The fund pays the manager a fee for managing its assets, making its investment decisions and providing certain administrative facilities and services to the fund. For the fiscal year ended December 31, 1998, the fund paid 0.83% of its average daily net assets to the manager.

[insert graphic of starburst] Important Recent Developments

o Year 2000 problem The funds' business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly called the Year 2000 problem). In addition, the fact that the Year 2000 is a leap year may create difficulties for some systems.

      When the Year 2000 arrives, the funds' operations could be adversely affected if the computer systems used by their managers, their service providers and other third parties they do business with are not Year 2000 ready. For example, the funds' portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. The funds could experience difficulties in effecting transactions if any of their foreign subcustodians, or if foreign broker/dealers or foreign markets are not ready for Year 2000.

      When evaluating current and potential portfolio positions, Year 2000 is one of the factors that the funds' managers consider. The managers will rely upon public filings and other statements made by companies regarding their Year 2000 readiness. Issuers in countries outside of the U.S., particularly in emerging markets, may be more susceptible to Year 2000 problems and may not be required to make the same level of disclosure regarding Year 2000 readiness as is required in the U.S. The managers, of course, cannot audit any company or their major suppliers to verify their Year 2000 readiness. If a company in which any fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of a fund's portfolio holdings will have similar impact on the fund's performance.

      The funds' managers and their affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the funds' ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the funds and their managers may have no control.

o Euro On January 1, 1999, the European Monetary Union (EMU) introduced a new single currency, the euro, which replaced the national currency for participating member countries.

      Because this change to a single currency is new and untested, it is not possible to predict the impact of the euro on the business or financial condition of European issuers which the funds may hold in their portfolios, and their impact on fund performance. To the extent a fund holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

[Insert graphic of dollar signs and stacks of coins] Distributions and Taxes

Income and capital gains distributions Each fund will declare as dividends substantially all of its net investment income. Each fund typically pays dividends from net investment income and net capital gains, if any, following the close of the calendar year. Dividends or distributions by the funds will reduce the per share net asset value (NAV) by the per share amount paid.

Dividends paid by a fund will be automatically reinvested in additional shares of that fund or, if requested, paid in cash to the insurance company shareholder.

Tax Considerations The tax consequences for contract owners will depend on the provisions of the variable annuity or variable life insurance contract through which they are invested in the funds. For more information, please consult the accompanying contract prospectus.

Fund Account Information

[Insert graphic of paper with lines and someone writing]  Buying Shares

Shares of each fund are sold at net asset value (NAV) to insurance company separate accounts to serve as investment options for variable annuity or variable life insurance contracts. The funds' Board monitors this to be sure there are no material conflicts of interest between the two different types of contract owners. If there were, the Board would take corrective action.

Contract owners' payments will be allocated by the insurance company separate account to purchase shares of each fund chosen by the contract owner, and are subject to any limits or conditions in the contract. Requests to buy shares are processed at the NAV next calculated after we receive the request in proper form. The funds do not issue share certificates.

[Insert graphic of certificate]  Selling Shares

Each insurance company shareholder sells shares of the applicable fund to make benefit or surrender payments or to execute exchanges (transfers) between investment options under the terms of its contracts. Requests to sell shares are processed at the NAV next calculated after we receive the request in proper form.

[Insert graphic of two arrows]  Exchanging Shares

Contract owners may exchange shares of any one class or fund for shares of other classes or funds through a transfer between investment options available under a variable insurance contract, subject to the terms and any specific limitations on the exchange (or "transfer") privilege described in the contract prospectus.

Frequent exchanges can interfere with fund management or operations and drive up fund costs. To protect shareholders, there are limits on the number and amount of fund exchanges that may be made (please see "Market Timers" below).

[Insert graphic of paper and pen]  Fund Account Policies

Calculating share price The funds calculate their NAV per share each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time). Each class' NAV is calculated by dividing its net assets by the number of its shares outstanding.

The funds' assets are generally valued at their market value. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value. If a fund holds securities listed primarily on a foreign exchange that trades on days when the fund is not open for business, the value of the shares may change on days that the insurance company shareholders cannot buy or sell shares.

Requests to buy and sell shares are processed on any day the funds are open for business at the NAV next calculated after we receive the request in proper form.

Statements and reports Contract owners will receive confirmations and account statements that show account transactions. Insurance company shareholders will receive the fund's financial reports every six months. To reduce fund expenses, if you need additional copies, please call 1-800/342-3863.

If there is a dealer or other investment representative of record on the account, he or she will also receive confirmations, account statements and other information about the contract owner's account directly from the contract's administrator.

Market timers The funds are not designed for market timers, large or frequent transfers. The funds may restrict or refuse purchases or exchanges by market timers. You will be considered a market timer if you have (i) requested an exchange out of the fund within two weeks of an earlier exchange request, or
(ii) exchanged shares out of the fund more than twice in a calendar quarter,  or
(iii) exchanged shares equal to at least $5 million, or more than 1% of the fund's net assets, or (iv) otherwise seem to follow a timing pattern. Accounts under common ownership or control are combined for these limits.

Additional policies Please note that the funds maintain additional policies and reserves certain rights, including:

o Each fund may refuse any order to buy shares.

o At any time, each fund may establish or change investment minimums.

o Each fund may modify or discontinue the exchange privilege on 60 days' notice to insurance company shareholders.

o You may only buy shares of a fund eligible for sale in your state or jurisdiction.

o In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.

o To permit investors to obtain the current price, insurance companies are responsible for transmitting all orders to the fund promptly.

Share Classes Each fund has two classes of shares, class 1 and class 2. Each class is identical except that class 2 has a distribution plan or "rule 12b-1" plan which is described below.

Distribution and service (12b-1) fees Class 2 of each fund has a distribution plan, sometimes known as a rule 12b-1 plan, that allows class 2 to pay distribution and other fees to those who sell and distribute class 2 shares, or contracts funded by class 2 shares or for services provided to contract owners. Because these fees are paid out of class 2's assets on an on-going basis, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. While the maximum fee is up to 0.35% per year, the Board of Trustees has set the current rate of 0.25% of a fund's class 2 average daily net assets.

[Insert graphic of question mark]  Questions

More detailed information about the Trust and the funds' account policies can be found in the funds' Statement of Additional Information (SAI). If you have any questions about the funds, you can write to us at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA 94403-7777. You can also call us at 1-800/342-3863.
For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

For More Information

The funds of Franklin Templeton Variable Insurance Products Trust (the Trust), formerly Franklin Valuemark Funds, are only available as investment options in variable annuity or variable life insurance contracts. Please consult the accompanying contract prospectus for information about the terms of an investment in a contract.

You can learn more about the funds in the following documents:

Annual/Semiannual Fund Reports to Shareholders

Includes a discussion of recent market conditions and investment strategies, financial statements, detailed performance information, fund holdings, and the auditor's report (Annual Report only).

Statement of Additional Information (SAI)

Contains more information about the funds, their investments, policies, and risks. It is incorporated by reference (is legally a part of this prospectus).

You may obtain these free reports by contacting your investment representative or by calling us at the number below.

Franklin(R)Templeton(R)
1-800/342-3863

You can also obtain information about the funds by visiting the SEC's Public Reference Room in Washington D.C. (phone 1-800/SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. You can also visit the SEC's Internet site at http://www.sec.gov.

Investment Company Act file #811-5583




Prospectus

Franklin Templeton
Variable Insurance Products Trust

Mutual Shares Securities Fund - Class 2
Real Estate Securities Fund - Class 2
Templeton International Smaller Companies Fund - Class 2

May 1, 1999
as supplemented July 1, 1999









[Insert graphic of Franklin Templeton Ben Head]


As with all fund prospectuses, the SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


Contents

[Begin callout]
 Information about each fund you should know before investing
[End callout]

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

          1 Overview

           Individual Fund Descriptions

          2 Mutual Shares Securities Fund - Class 2

          6 Real Estate Securities Fund - Class 2

          9 Templeton International Smaller Companies Fund - Class 2

           Additional Information, All Funds

          12 Important Recent Developments

          12 Distributions and Taxes

[Begin callout]
 Information about fund account transactions and services
[End callout]

           Fund Account Information

          13 Buying Shares

          13 Selling Shares

          13 Exchanging Shares

          13 Fund Account Policies

          14 Questions

[Begin callout]
Where to learn more about each fund
[End callout]

           For More Information

           Back Cover

This page intentionally left blank.

Franklin Templeton Variable Insurance Products Trust


[insert graphic of pyramid] Overview

Franklin Templeton Variable Insurance Products Trust (the Trust), formerly Franklin Valuemark Funds, currently consists of twenty-five separate funds, offering a wide variety of investment choices. Each fund has two classes of shares, class 1 and class 2. The funds are only available as investment options in variable annuity or variable life insurance contracts. The accompanying contract prospectus indicates which funds and classes are available to you.

INVESTMENT CONSIDERATIONS

o Each fund has its own investment strategy and risk profile. Generally, the higher the expected rate of return, the greater the risk of loss.

o No single fund can be a complete investment program; consider diversifying your fund choices.

o You should evaluate each fund in relation to your personal financial situation, investment goals, and comfort with risk. Your investment representative can help you determine which funds are right for you.

o All securities markets, interest rates, and currency valuations move up and down, sometimes dramatically, and mixed with the good years can be some bad years. Since no one can predict exactly how financial markets will perform, you may want to exercise patience and focus not on short-term market movements, but on your long-term investments goals.

Risks

o     There can be no assurance that any fund will achieve its investment goal.

o Because you could lose money by investing in a fund, take the time to read each fund description and consider all risks before investing.

o Fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government. Fund shares involve investment risks, including the possible loss of principal.

More detailed information about each fund, its investment policies, and its particular risks can be found in the Trust's Statement of Additional Information (SAI).

Management

The funds' investment managers and their affiliates manage over $216 billion in assets. Franklin Templeton is one of the largest mutual fund organizations in the United States, and offers money management expertise spanning a variety of investment objectives. In 1992, Franklin, recognized as a leader in managing domestic mutual funds, joined forces with Templeton, a pioneer in international investing. The Mutual Advisers team, known for its value-driven approach to domestic equity investing, became part of the organization four years later.

o Franklin Advisers, Inc., 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California, 94403-7777.

o Franklin Mutual Advisers, LLC, 51 John F. Kennedy Parkway, Short Hills, New Jersey, 07078.

o Templeton Investment Counsel, Inc., Broward Financial Centre, Suite 2100, Fort Lauderdale, Florida, 33394.

Mutual Shares Securities Fund

[Insert graphic of bullseye and arrows] Goals and Strategies

Goals The fund's principal goal is capital appreciation. Its secondary goal is income.

Principal investments Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities of companies that the manager believes are available at market prices less than their actual value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, the fund will primarily invest in:

[Begin callout]
The fund invests primarily in common stocks of companies the manager believes are significantly undervalued.
[End callout]

o     Undervalued Stocks Stocks trading at a discount to asset value.

o Reorganizing Companies Securities of companies in the midst of change such as mergers, consolidations, liquidations, reorganizations, financial restructurings, or companies with takeover, tender or exchange offers or likely to receive such offers (Reorganizing Companies). The fund may participate in such transactions.

o Distressed Companies Securities of companies that are distressed or even in bankruptcy.

The fund invests primarily in companies with market capitalization values (share price times the number of common stock shares outstanding) greater than $1.5 billion, but may invest a small portion in small-cap companies, which have more risk. Equities represent ownership interests in individual companies and give shareholders a claim in the company's earnings and assets. They include common and preferred stocks, and securities convertible into common stock.

While the fund generally purchases securities for investment purposes, the manager may use the fund's ownership in a company to seek to influence or control management, or invest in other companies that do so, when the manager believes the fund may benefit.

The fund may invest in debt securities rated in any rating category established by an independent rating agency, including high yield, lower rated or defaulted debt securities ("junk bonds"), or if unrated, determined by the manager to be comparable. A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Common debt securities are bonds, including bonds convertible into common stock or unsecured bonds; notes; and short-term investments, including cash or cash equivalents.

The fund typically invests in unrated and lower rated debt securities of Reorganizing Companies or Distressed Companies. Such debt securities are primarily secured or unsecured indebtedness or participations in the indebtedness, including loan participations and trade claims. Indebtedness represents a specific commercial loan or portion of a loan which has been given to a company by a financial institution such as a bank or insurance company. By purchasing direct indebtedness of companies, a fund steps into the shoes of a financial institution. Participation interests in indebtedness represent fractional interests in a company's indebtedness.

The fund currently intends to invest up to approximately 20% of its total assets in foreign equity and debt securities, including American, European and Global Depositary Receipts. Depositary receipts are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company. The fund generally seeks to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available, and in the manager's opinion, it is economical to do so (Hedging Instruments).

Portfolio selection The manager is a research driven, fundamental investor, pursuing a disciplined value strategy. In choosing equity investments, the manager focuses on the market price of a company's securities relative to its evaluation of the company's asset value, including an analysis of book value, cash flow potential, long-term earnings, and multiples of earnings of comparable securities. Similarly, debt securities are generally selected based on the manager's own analysis of the security's intrinsic value rather than the coupon rate or rating. Thus, each security is examined separately and there are no set criteria as to asset size, earnings or industry type.

Temporary investments When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in U.S. or non-U.S. currency short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goals.

[Insert graphic of chart with line going up and down] Main Risks

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

Stocks While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or securities markets. Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. If other investors fail to recognize the company's value and do not become buyers, or if they become sellers, or in markets favoring faster-growing companies, value stocks may not increase in value as anticipated by the manager or may decline further.

Reorganizing ORdistressed companies The fund's bargain-driven focus may result in the fund choosing securities that are not widely followed by other investors, including companies reporting poor earnings, companies whose share prices have declined sharply, turnarounds, cyclical companies, or companies emerging from bankruptcy, which may have higher risk. There can be no assurance that any merger or other restructuring, or tender or exchange offer proposed at the time the fund invests in a Reorganizing Company will be completed on the terms contemplated and therefore, benefit the fund.

[Begin callout]
Because the stocks the fund holds fluctuate in price with market conditions, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

Foreign securities Securities of companies and governments located outside the U.S., including Depositary Receipts, involve risks that can increase the potential for losses in the fund.

Currency Where the fund's investments are denominated in foreign currencies, changes in foreign currency exchange rates, including devaluation of currency by a country's government, will increase or decrease the fund's returns from its foreign portfolio holdings. Currency markets generally are not as regulated as securities markets.

Country General securities market movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country. The political, economic, and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of currency devaluations by a country's government or banking authority, the imposition of exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks. Non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies, or may become illiquid. Non-U.S. stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S.

Credit This is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength may affect the security's value and, thus, impact the value of fund shares.

Indebtedness and participations The purchase of debt securities of Reorganizing or Distressed Companies always involves a risk as to the creditworthiness of the issuer and the possibility that the investment may be lost. There are no established markets for indebtedness, making them less liquid than other securities, and purchasers of participations, such as the fund, must rely on the financial institution issuing the participation to assert any rights against the borrower with respect to the underlying indebtedness. In addition, the fund takes on the risk as to the creditworthiness of the bank or other financial intermediary issuer, as well as of the issuer of the underlying indebtedness.

Lower-rated securities Junk bonds generally have more risk than higher-rated securities, and can be considered speculative. Companies issuing high yield debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates. If an issuer stops paying interest and/or principal, payments may never resume. The fund may lose its entire investment on bonds that may be, or are, in default.

The prices of high yield debt securities fluctuate more than higher quality securities. Prices are especially sensitive to developments affecting the company's business and to rating changes, and typically rise and fall in response to factors that affect the company's stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, market activity, large sustained sales, a high-profile default, or other factors. High yield securities generally are less liquid than higher-quality bonds, and infrequent trades can make accurate pricing more difficult. At times, it may be difficult to sell these securities promptly at an acceptable price.

Hedging instruments Hedging Instruments used by this fund are considered derivative investments. Their successful use will depend on the manager's ability to predict market movements, and losses from their use can be greater than if they had not been used. Risks include potential loss to the fund due to the imposition of controls by a government on the exchange of foreign currencies, delivery failure, default by the other party, or inability to close out a position because the trading market becomes illiquid.

Illiquid securities The fund may invest up to 15% of its net assets in illiquid securities, which are securities with a limited trading market. There is a possible risk that the securities cannot be readily sold or can only be resold at a price significantly lower than their value.

See "Important Recent Developments" in this prospectus for Year 2000 and euro discussion, and any potential impact on the fund's portfolio and operations. More detailed information about the fund, its policies, and risks can be found in the SAI.

[Insert graphic of bull and bear] Past Performance

Because class 2 shares were not offered until January 6th, 1999, the fund's class 1 performance is shown.

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns for each full calendar year over the past ten years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities index. Of course, past performance cannot predict or guarantee future results

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

Mutual Shares Securities Fund - Class 1
Calendar Year Total Returns(1)

[Insert bar graph]

 17.73% 0.09%
  97     98
     Year

[Begin callout]
Best
Quarter:

Q4 '98
12.94%

Worst
Quarter:

Q3 '98
-17.65%
[End callout]

Average Annual Total Returns
For the periods ended December 31, 1998

                                                      Since Inception
                                Past 1 Year               (11/08/96)

Mutual Shares Securities
Fund - Class 1(1)                  0.09%                     9.70%
S&P 500(R)Index(2)                28.58%                    30.66%

1. All fund performance assumes reinvestment of dividends and capital gains. Because class 2 shares were not offered until January 6th, 1999, performance shown represents class 1 shares, which are not offered in this prospectus. Although invested in the same portfolio of securities as class 1, class 2 performance will differ because of class 2's higher annual fees and expenses resulting from its rule 12b-1 plan. Current annual 12b-1 expenses are 0.25%.

2. Source: Standard and Poor's(R) Micropal. The S&P 500(R) Index is an unmanaged group of widely held common stocks covering a variety of industries. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.

[Insert graphic of a briefcase] Management

Franklin Mutual Advisers, LLC (Franklin Mutual) is the fund's investment manager.

Management Team The team members primarily responsible for the fund's management are:

Lawrence N. Sondike
Senior Vice President
Franklin Mutual

Mr. Sondike has been a manager of the fund since its inception in 1996. Before joining the Franklin Templeton Group in 1996, he was a research analyst for Heine Securities Corporation, the predecessor of Franklin Mutual (Heine).

David E. Marcus
Senior Vice President
Franklin Mutual

Mr. Marcus has been a manager of the fund since its inception in 1996. Before joining the Franklin Templeton Group in 1996, he was a research analyst for Heine.

Michael F. Price is Chairman of the Board of Directors which oversees the management of Franklin Mutual. The managers listed above are part of a larger team of investment professionals with management responsibility for all of the funds managed by Franklin Mutual, including this fund. Peter A. Langerman is Chief Executive Officer and Robert L. Friedman is Chief Investment Officer of Franklin Mutual. Mr. Friedman has overall supervisory responsibility for the day to day management of the funds managed by Franklin Mutual.

The team also includes:

Peter A. Langerman
President and
Chief Executive Officer
Franklin Mutual

Mr. Langerman has been involved with the management of the fund since its inception in 1996. Before joining the Franklin Templeton Group in 1996, he was a research analyst for Heine.

Robert L. Friedman
Chief Investment Officer
Senior Vice President
Franklin Mutual

Mr. Friedman has been involved with the management of the fund since its inception in 1996. Before joining the Franklin Templeton Group in 1996, he was a research analyst for Heine.

Jeffrey A. Altman
Senior Vice President
Franklin Mutual

Mr. Altman has been a manager of the fund since its inception in 1996. Before joining the Franklin Templeton Group in 1996, he was a research analyst for Heine.

Raymond Garea
Senior Vice President
Franklin Mutual

Mr. Garea has been a manager of the fund since its inception in 1996. Before joining the Franklin Templeton Group in 1996, he was a research analyst for Heine.

David J. Winters
Senior Vice President
Franklin Mutual

Mr. Winters has been a manager of the fund since 1998. Before joining the Franklin Templeton Group in 1996, he was a research analyst for Heine.

In addition, the following Franklin Mutual employees serve as Assistant Portfolio Managers:

Jim Agah
Assistant Portfolio Manager
Franklin Mutual

Mr. Agah has been a manager of the fund since 1998. Before joining the Franklin Templeton Group in 1997, he was vice president of equity sales at Keefe, Bryette & Woods.

Jeff Diamond
Assistant Portfolio Manager
Franklin Mutual

Mr. Diamond has been a manager of the fund since 1998. Before joining the Franklin Templeton Group in 1998, he was a vice president and co-manager of Prudential Conservative Stock Fund.

The fund pays the manager a fee for managing its assets and making its investment decisions. For the fiscal year ended December 31, 1998, the fund paid 0.60% of its average daily net assets to the manager.

Real Estate Securities Fund

[Insert graphic of bullseye and arrows] GOALS AND STRATEGIES

Goals The fund's principal goal is capital appreciation. Its secondary goal is to earn current income.

Principal investments Under normal market conditions, the fund will invest at least 65% of its total assets in securities of companies operating in the real estate industry, primarily equity real estate investment trusts (REITs). Real estate companies include:

o     companies qualifying under federal tax law as REITs,

o real estate operating companies, real estate services companies, homebuilders and developers that derive at least half of their assets or revenues from the ownership, construction, management or other services, or sale of residential, commercial or industrial real estate.

[Begin callout]
The fund concentrates in securities of companies in the real estate industry, primarily equity REITs.
[End callout]

REITs are real estate investment trust companies, usually publicly traded, that manage a portfolio of income-producing real estate properties such as apartments, hotels, office buildings, or shopping centers. Equity REITs take ownership positions in real estate and shareholders receive income from the rents received, and receive capital gains on the properties sold at a profit. Other types, for example mortgage REITs, specialize in lending money to developers and pass interest income on to shareholders. Still others are hybrid REITs, having a mix of equity and debt investments. The fund generally invests in medium-cap (less than $5 billion) to small-cap (less than $1.5 billion) REITs, because that is reflective of the industry itself. Market capitalization is defined as share price times the number of common stock shares outstanding.

In addition to its principal investments, the fund may invest in equity or debt securities of issuers engaged in businesses whose products and services are closely related to the real estate industry, and issuers whose principal business is unrelated to the real estate industry but who have very significant real estate holdings believed to be undervalued relative to the company's securities. Equities represent ownership interests in individual companies and give shareholders a claim in the company's earnings and assets. A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Common debt securities are bonds, including bonds convertible into common stock or unsecured bonds; notes; and short-term investments, including cash or cash equivalents.

The manager seeks to manage the risks of industry concentration by diversifying into different types of real estate investments although such risks cannot be eliminated. Historically, there has been a low correlation between the real estate market and the broader equity market. While there is no certainty those trends will continue in the future, investments in real estate securities may be a useful way to diversify one's overall portfolio.

Portfolio selection The manager is a research driven, fundamental investor, pursuing a disciplined value-oriented strategy for this fund. As a "bottom-up" investor focusing primarily on individual securities, the fund's manager will focus on the market price of a company's security relative to its evaluation of the company's long-term earnings, asset value, and cash flow potential. Using both qualitative and quantitative analysis and on-site visits, the manager evaluates security characteristics, the strength and quality of management, and underlying properties. In addition, the manager may consider other factors, such as the supply and demand outlook for various property types and regional markets.

Temporary investments When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goals.

[Insert graphic of chart with line going up and down] Main Risks

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

Real estate securities By concentrating in a single industry sector, the fund carries much greater risk of adverse developments in that sector than a fund that invests in a wide variety of industries. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions and tax considerations, the strength of specific industries renting properties, and other factors affecting the supply and demand for properties. When economic growth is slowing, demand for property decreases and prices may decline. Rising interest rates, which drive up mortgage and financing costs, can restrain construction and buying and selling activity and make other investments more attractive. Property values could decrease because of overbuilding, increases in property taxes and operating expenses, changes in zoning laws, environmental regulations or hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values.

REITs Equity REITs can be affected by any changes in the value of the properties owned, while mortgage REITs can be affected by the quality of any credit extended. A REIT's performance depends on the types and locations of the properties it owns and on how well it manages those properties or loan financings. A decline in rental income could occur because of extended vacancies, increased competition from other properties, tenants' failure to pay rent or poor management.

A REIT's performance also depends on the company's ability to finance property purchases and renovations and manage its cash flows. Because REITs are typically invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT or changes in the treatment of REITs under the federal tax law, could adversely affect the value of a particular REIT or the market for REITs as a whole.

[Begin callout]
Because the securities the fund holds fluctuate in price with real estate market conditions, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods. [End callout]

Stocks While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or securities markets. Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. If other investors fail to recognize the company's value and do not become buyers, or if they become sellers, or in markets favoring faster-growing companies, value stocks may not increase in value as anticipated by the manager or may decline further.

Smaller companies Smaller or relatively new companies can be particularly sensitive to changing economic conditions, their growth prospects are less certain, their securities are less liquid, and they can be considered speculative. These companies may suffer significant losses. Small cap REITs can be subject to greater risks than mid- or large-cap issuers due to greater regional concentration and less diversification in terms of the regions, clients and types of properties available for investment.

See "Important Recent Developments" in this prospectus for Year 2000 and euro discussion, and any potential impact on the fund's portfolio and operations. More detailed information about the fund, its policies, and risks can be found in the SAI.

[Insert graphic of bull and bear] Past Performance

Because class 2 shares were not offered until January 6th, 1999, the fund's class 1 performance is shown.

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns for each full calendar year over the past ten years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

Real Estate Securities Fund - Class 1
Calendar Year Total Returns(1)

[Insert bar graph]

 -11.98%   33.47%  12.12%  19.01%  2.89%  17.53%  32.82%  20.70%   -16.82%
    90       91      92     93      94      95      96      97        98

                                Year

[Begin callout]
Best
Quarter:

Q1 '91
20.13%

Worst
Quarter:

Q3 '90
-14.14%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1998

                                                                Since Inception
                                           1 Year     5 Years      (01/24/89 )
Real Estate Securities Fund - Class 1(1) -16.82%       10.03%         10.30%
S&P 500(R)Index(2)                        28.58%       24.06%         18.70%
Wilshire Real Estate
Securities Index(2)                      -17.43%        9.36%          4.57%

1. All fund performance assumes reinvestment of dividends and capital gains. Because class 2 shares were not offered until January 6th, 1999, performance shown represents class 1 shares, which are not offered in this prospectus. Although invested in the same portfolio of securities as class 1, class 2 performance will differ because of class 2's higher annual fees and expenses resulting from its rule 12b-1 plan. Current annual 12b-1 expenses are 0.25%.

2. Source: Standard & Poor's(R) Micropal. The S&P 500(R) Index is an unmanaged group of widely held common stocks covering a variety of industries. The Wilshire Real Estate Securities Index is a market-cap weighted index of publicly traded real estate securities. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.

[Insert graphic of briefcase] Management

Franklin Advisers, Inc. (Advisers) is the fund's investment manager.

Management Team  The team responsible for the fund's management is:

Matthew F. Avery
Senior Vice President, Advisers
Mr. Avery has been a manager of the fund since its inception in 1989, and has been with the Franklin Templeton Group since 1987.

Douglas Barton, CFA
Vice President, Advisers
Mr. Barton has been a manager of the fund since 1998, and has been with the Franklin Templeton Group since 1988.

The fund pays the manager a fee for managing its assets, making its investment decisions, and providing certain administrative facilities and services for the fund. For the fiscal year ended December 31, 1998, the fund paid 0.52% of its average daily net assets to the manager.

Templeton International Smaller Companies Fund

[Insert graphic of bullseye and arrows] Goal and Strategies

Goal  The fund's investment goal is long-term capital appreciation.

Principal investments Under normal market conditions, the fund will invest at least 65% of its total assets in the equity securities of smaller companies located outside the U.S., including in emerging markets. Smaller companies generally are those with market capitalization values (share price times the number of common stock shares outstanding) of less than $1.5 billion, at the time of purchase. Equities represent ownership interests in individual companies and give shareholders a claim in the company's earnings and assets. They include common and preferred stocks, and securities convertible into common stock. The fund also invests in American, European, and Global Depositary Receipts, which are certificates issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

[Begin callout]
The fund invests primarily in an internationally diversified portfolio of smaller companies' common stocks.
[End callout]

In addition to its principal investments, the fund may invest significantly in equity securities of larger capitalized companies located outside the U.S., equity securities of U.S. companies (though currently not more than 5% of its assets), and depending upon current market conditions, in debt securities of companies and governments located anywhere in the world. A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Common debt securities are bonds, including bonds convertible into common stock or unsecured bonds; notes; and short-term investments, including cash or cash equivalents.

Portfolio Selection The Templeton investment philosophy is "bottom-up," value-oriented, and long-term. In choosing equity investments, the fund's manager will focus on the market price of a company's securities relative to its evaluation of the company's long-term earnings, asset value and cash flow potential. A company's historical value measures, including price/earnings ratio, profit margins and liquidation value, will also be considered. As a "bottom-up" investor focusing primarily on individual securities, the fund may from time to time have significant investments in particular countries. The manager intends to manage the fund's exposure to various geographic regions and their currencies based on its assessment of changing market and political conditions.

Temporary investments When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in U.S. or non-U.S. currency investments. Such investments may be medium-term (less than 5 years for this fund) or short-term, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.

[Insert graphic of chart with line going up and down] Main Risks

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

Stocks While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or securities markets. Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. If other investors fail to recognize the company's value and do not become buyers, or if they become sellers, or in markets favoring faster-growing companies, value stocks may not increase in value as anticipated by the manager or may decline further.

Smaller companies While smaller companies may offer greater opportunities for capital growth than larger, more established companies, they also have more risk. Historically, smaller company securities have been more volatile in price and have fluctuated independently from larger company securities, especially over the shorter-term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions, and their growth prospects are less certain.

For example, smaller companies may lack depth of management or may have limited financial resources for growth or development. They may have limited product lines or market share. Smaller companies may be in new industries, or their new products or services may not find an established market or may become quickly obsolete. Smaller companies may suffer significant losses, their securities can be less liquid, and investments in these companies can be speculative. Technology and biotechnology industry stocks, in particular, can be subject to abrupt or erratic price movements.

[Begin callout]
Because the stocks the fund holds fluctuate in price with foreign market conditions and currencies, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

Foreign securities Securities of companies and governments located outside the U.S., including Depositary Receipts, involve risks that can increase the potential for losses in the fund.

Currency Many of the fund's investments are denominated in foreign currencies. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Currency markets generally are not as regulated as securities markets.

Country General securities market movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country.

The political, economic and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of currency devaluations by a country's government or banking authority, the imposition of exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes, and certain custody and settlement risks. In addition, political or economic conditions can cause previously established securities markets to become limited trading markets, potentially causing liquid securities to become illiquid, particularly in emerging market countries.

Emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, business, and social frameworks to support securities markets, and a greater likelihood of currency devaluations. Non-U.S. securities markets, particularly emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. While short-term volatility in these markets can be disconcerting, declines in excess of 50% are not unusual.

Company Non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Non-U.S. stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to non-U.S. investments in non-U.S. courts than with respect to U.S. companies in U.S. courts.

Interest rate Rate changes can be sudden and unpredictable. When interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities can gain value. In general, securities with longer maturities are more sensitive to these price changes.

Credit This is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength may affect the debt security's value and, thus, impact the value of fund shares.

See "Important Recent Developments" in this prospectus for Year 2000 and euro discussion, and any potential impact on the fund's portfolio and operations. More detailed information about the fund, its policies, and risks can be found in the SAI.

[Insert graphic of bull and bear] Past Performance

Because class 2 shares were not offered until January 6th, 1999, the fund's class 1 performance is shown.

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns for each full calendar year over the past ten years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

Templeton International Smaller Companies Fund - Class 1
Calendar Year Total Returns(1)
[Insert bar graph]

-1.50%   -12.27%
  97       98

    Year

[Begin callout]
Best
Quarter:

Q1 '98
10.34%

Worst
Quarter:

Q3 '98
-19.96%
[End callout]

Average Annual Total Returns
For the periods ended December 31, 1998

                                                             Since Inception
                                            Past 1 Year         (05/01/96)

Templeton International Smaller Companies
Fund - Class 1(1)                             -12.27%              -1.06%

Salomon Global Ex-U.S.
Less Than $1 Billion Index(2)                   1.26%              -6.86%

1. All fund performance assumes reinvestment of dividends and capital gains. Because class 2 shares were not offered until January 6th, 1999, performance shown represents class 1 shares, which are not offered in this prospectus. Although invested in the same portfolio of securities as class 1, class 2 performance will differ because of class 2's higher annual fees and expenses resulting from its rule 12b-1 plan. Current annual 12b-1 expenses are 0.30%.

2. Source: Standard & Poor's(R) Micropal. The Salomon Global Ex-U.S. Less Than $1 Billion Index includes companies from developed and emerging markets, excluding the U.S., with a market capitalization below U.S. $1 billion. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.

[Insert graphic of briefcase] Management

Templeton Investment Counsel, Inc. (TICI) is the fund's investment manager.

Management Team  The team responsible for the fund's management is:

Simon Rudolph
Senior Vice President, TICI

Mr. Rudolph has been a manager of the fund since 1997. Before joining theFranklin Templeton Group in 1997, he was an executive director with Morgan Stanley.

Peter A. Nori, CFA
Senior Vice President, TICI

Mr. Nori has been a manager of the fund since 1997, and has been with the Franklin Templeton Group since 1987.

Juan J. Benito
Vice President, TICI

Mr. Benito has been a manager of the fund since 1997. Before joining the Franklin Templeton Group in 1996, he was a management consultant and case team leader with Monitor Company, a leading global strategy consulting firm.

The fund pays the manager a fee for managing its assets and making its investment decisions. For the fiscal year ended December 31, 1998, the fund paid 0.85% of its average daily net assets to the manager.

[Insert graphic of startburst] Important Recent Developments

o Year 2000 problem The funds' business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly called the Year 2000 problem). In addition, the fact that the Year 2000 is a leap year may create difficulties for some systems.

      When the Year 2000 arrives, the funds' operations could be adversely affected if the computer systems used by their managers, their service providers and other third parties they do business with are not Year 2000 ready. For example, the funds' portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. The funds could experience difficulties in effecting transactions if any of their foreign subcustodians, or if foreign broker/dealers or foreign markets are not ready for Year 2000.

      When evaluating current and potential portfolio positions, Year 2000 is one of the factors that the funds' managers consider. The managers will rely upon public filings and other statements made by companies regarding their Year 2000 readiness. Issuers in countries outside of the U.S., particularly in emerging markets, may be more susceptible to Year 2000 problems and may not be required to make the same level of disclosure regarding Year 2000 readiness as is required in the U.S. The managers, of course, cannot audit any company or their major suppliers to verify their Year 2000 readiness. If a company in which any fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of a fund's portfolio holdings will have similar impact on the fund's performance.

      The funds' managers and their affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the funds' ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the funds and their managers may have no control.

o Euro On January 1, 1999, the European Monetary Union (EMU) introduced a new single currency, the euro, which replaced the national currency for participating member countries.

      Because this change to a single currency is new and untested, it is not possible to predict the impact of the euro on the business or financial condition of European issuers which the funds may hold in their portfolios, and their impact on fund performance. To the extent a fund holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

[Insert graphic of dollar signs and stacks of coins] Distributions and Taxes

Income and capital gains distributions Each fund will declare as dividends substantially all of its net investment income. Each fund typically pays dividends from net investment income and net capital gains, if any, following the close of the calendar year. Dividends or distributions by the funds will reduce the per share net asset value (NAV) by the per share amount paid.

Dividends paid by a fund will be automatically reinvested in additional shares of that fund or, if requested, paid in cash to the insurance company shareholder.

Tax Considerations The tax consequences for contract owners will depend on the provisions of the variable annuity or variable life insurance contract through which they are invested in the funds. For more information, please consult the accompanying contract prospectus.

Fund Account Information

[Insert graphic of paper with lines and someone writing] Buying Shares

Shares of each fund are sold at net asset value (NAV) to insurance company separate accounts to serve as investment options for variable annuity or variable life insurance contracts. The funds' Board monitors this to be sure there are no material conflicts of interest between the two different types of contract owners. If there were, the Board would take corrective action.

Contract owners' payments will be allocated by the insurance company separate account to purchase shares of each fund chosen by the contract owner, and are subject to any limits or conditions in the contract. Requests to buy shares are processed at the NAV next calculated after we receive the request in proper form. The funds do not issue share certificates.

[Insert graphic of certificate] Selling Shares

Each insurance company shareholder sells shares of the applicable fund to make benefit or surrender payments or to execute exchanges (transfers) between investment options under the terms of its contracts. Requests to sell shares are processed at the NAV next calculated after we receive the request in proper form.

[Insert graphic of two arrows] Exchanging Shares

Contract owners may exchange shares of any one class or fund for shares of other classes or funds through a transfer between investment options available under a variable insurance contract, subject to the terms and any specific limitations on the exchange (or "transfer") privilege described in the contract prospectus.

Frequent exchanges can interfere with fund management or operations and drive up fund costs. To protect shareholders, there are limits on the number and amount of fund exchanges that may be made (please see "Market Timers" below).

Fund Account Policies

Calculating share price The funds calculate their NAV per share each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time). Each class' NAV is calculated by dividing its net assets by the number of its shares outstanding.

The funds' assets are generally valued at their market value. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value. If a fund holds securities listed primarily on a foreign exchange that trades on days when the fund is not open for business, the value of the shares may change on days that the insurance company shareholders cannot buy or sell shares.

Requests to buy and sell shares are processed on any day the funds are open for business at the NAV next calculated after we receive the request in proper form.

Statements and reports Contract owners will receive confirmations and account statements that show account transactions. Insurance company shareholders will receive the fund's financial reports every six months. To reduce fund expenses, if you need additional copies, please call 1-800/342-3863.

If there is a dealer or other investment representative of record on the account, he or she will also receive confirmations, account statements and other information about the contract owner's account directly from the contract's administrator.

Market timers The funds are not designed for market timers, large or frequent transfers. The funds may restrict or refuse purchases or exchanges by market timers. You will be considered a market timer if you have (i) requested an exchange out of the fund within two weeks of an earlier exchange request, or
(ii) exchanged shares out of the fund more than twice in a calendar quarter,  or
(iii) exchanged shares equal to at least $5 million, or more than 1% of the fund's net assets, or (iv) otherwise seem to follow a timing pattern. Accounts under common ownership or control are combined for these limits.

Additional policies Please note that the funds maintain additional policies and reserves certain rights, including:

o     Each fund may refuse any order to buy shares.

o     At any time, each fund may establish or change investment minimums.

o Each fund may modify or discontinue the exchange privilege on 60 days' notice to insurance company shareholders.

o You may only buy shares of a fund eligible for sale in your state or jurisdiction.

o In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.

o To permit investors to obtain the current price, insurance companies are responsible for transmitting all orders to the fund promptly.

Share Classes Each fund has two classes of shares, class 1 and class 2. Each class is identical except that class 2 has a distribution plan or "rule 12b-1" plan which is described below.

Distribution and service (12b-1) fees Class 2 of each fund has a distribution plan, sometimes known as a rule 12b-1 plan, that allows class 2 to pay distribution and other fees to those who sell and distribute class 2 shares, or contracts funded by class 2 shares or for services provided to contract owners. Because these fees are paid out of class 2's assets on an on-going basis, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. While the maximum fee is up to 0.35% per year, the Board of Trustees has set the current rate of 0.25% of a fund's class 2 average daily net assets.

[Insert graphic of question mark] Questions

More detailed information about the Trust and the funds' account policies can be found in the funds' Statement of Additional Information (SAI). If you have any questions about the funds, you can write to us at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA 94403-7777. You can also call us at 1-800/342-3863.
For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

For More Information

The funds of Franklin Templeton Variable Insurance Products Trust (the Trust), formerly Franklin Valuemark Funds, are only available as investment options in variable annuity or variable life insurance contracts. Please consult the accompanying contract prospectus for information about the terms of an investment in a contract.

You can learn more about the funds in the following documents:

Annual/Semiannual Fund Reports to Shareholders

Includes a discussion of recent market conditions and investment strategies, financial statements, detailed performance information, fund holdings, and the auditor's report (Annual Report only).

Statement of Additional Information (SAI)

Contains more information about the funds, their investments, policies, and risks. It is incorporated by reference (is legally a part of this prospectus).

You may obtain these free reports by contacting your investment representative or by calling us at the number below.

Franklin(R)Templeton(R)
1-800/342-3863

You can also obtain information about the funds by visiting the SEC's Public Reference Room in Washington D.C. (phone 1-800/SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. You can also visit the SEC's Internet site at http://www.sec.gov.

Investment Company Act file #811-5583